Employee Retirement and Severance Benefits (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	0.60%	0.70%
Assumed rate of increase in future compensation levels	2.60%	2.60%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	0.70%	1.10%	1.10%
Assumed rate of increase in future compensation levels	2.60%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.10%	3.10%	3.10%
Foreign Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.20%	2.20%
Assumed rate of increase in future compensation levels	1.80%	2.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.20%	3.00%	2.90%
Assumed rate of increase in future compensation levels	2.10%	2.00%	2.00%
Expected long-term rate of return on plan assets	4.20%	4.40%	5.60%